BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Class A common stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000
Class A common stock subject to redemption
Temporary equity, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares outstanding	9,850,641	27,600,000	27,600,000
Temporary equity, redemption price per share	$ 10.83	$ 10.31	$ 10.20
Common shares, shares issued	9,850,641	27,600,000
Common shares, shares outstanding	9,850,641	27,600,000
Class A common stock not subject to redemption
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000	500,000,000
Common shares, shares issued	0	0	0
Common shares, shares outstanding	0	0	0
Class B common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	50,000,000	50,000,000	50,000,000
Common shares, shares issued	0	0	0
Common shares, shares outstanding	0	0	0
Class F common stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	50,000,000	50,000,000	50,000,000
Common shares, shares issued	6,900,000	6,900,000	6,900,000
Common shares, shares outstanding	6,900,000	6,900,000	6,900,000